Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 13 – Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2024	December 31, 2023
Other payables and accrued liabilities
Rental deposits	$94,530	$1,100,301
Salary payables	254,820	302,074
Others	104,614	20,362
Receipt in advance	2,338,872	6,817,197
Payable under acquisition	19,078,303	24,123,116
Advance for operational purpose	-	1,205,058
Lending with no interests	6,069,808	-
Interest payable	125,702	-
Rental expenses	306,621	-
Total other payables and accrued liabilities	$28,373,270	$33,568,108

Others primarily involve the rental expenses incurred.